Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2023
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 7, 2022, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). Up to 375,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. The Founder Shares are no longer subject to forfeiture due to full exercise of the over-allotment by the underwriter.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares (or ordinary shares issuable upon conversion thereof) until the earlier to occur of: (A) 180 days after the completion of the initial Business Combination and (B) the date on which the Company complete a liquidation, merger, capital share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, the converted Class A ordinary shares will be released from the Lock-up if (i) the last reported sale price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) if the Company completes a transaction after the initial Business Combination which results in all of the Company’s shareholders having the right to exchange their shares for cash, securities or other property.

Administrative Services Fee

The Company pays an affiliate of the Sponsor $20,000 per month for office space, utilities and secretarial and administrative support and to reimburse the Sponsor for any out-of-pocket expenses related to identifying, investigating, and completing an initial Business Combination commencing on the filing of the initial draft registration statement, which was January 27, 2022. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended November 30, 2024 and 2023, the Company has incurred $240,000 and $240,000, in fees for these services. As of November 30, 2024 and 2023, the Company owed $360,000 and $120,000, respectively, in administrative services fees payable.

Allrites Note Receivable

On October 31, 2023, the Company issued a convertible note to Allrites of $100,000 (the “Note Receivable”) to be used for a working capital. This loan is interest bearing at 5% and will convert at the time of a business combination. On August 5, 2024, Allrites paid $3,413 of the interest owed on this note. As of November 30, 2024 and 2023, the amount receivable was $101,944 and $100,342, respectively, and is included in prepaid expenses and other current assets on the Company’s balance sheets.

Promissory Note — Related Party

On September 14, 2023, the Company signed a convertible promissory note with the Sponsor for $1,000,000 for working capital purposes. The note is non-interest bearing and payable upon liquidation or completion of a Business Combination. As of November 30, 2024 and 2023, there was no balance outstanding under the convertible promissory note.

Advances from Related Party – Sponsor

As of November 30, 2024, the Company received aggregate advances of $1,182,116 from the Sponsor. As of November 30, 2024, the Company used $620,000 of the advances to deposit the Extension Payment into the Trust account in connection with the Extension Amendment Proposal to extend the date by which the Company must have completed its initial business combination to November 18, 2024. These advances are non-interest bearing and payable the earlier of the closing of the merger or liquidation of the Company. As of November 30, 2024 and 2023, the Company has $1,182,116 and $800,000 in advances owed to the Sponsor, respectively.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close. The Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of November 30, 2024 and 2023, the Company had no borrowings under the Working Capital Loans.

Advances from Related Party - Allrites

As of November 30, 2024 the Company received aggregate advances of $231,666 from Allrites. These advances are non-interest bearing and payable the earlier of the closing of the merger or the date for mandatory liquidation.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Related Party Transactions

Note 8 — Related Party Transactions

Other Liability – related party

On December 28, 2021, the Company received $9,973 from an affiliate entity under common ownership. As of June 30, 2024 and December 31, 2023, the outstanding payable amount was $9,973.

Note Payable – related party

In January 2023 and February 2023, the Company borrowed $23,975 and $34,975, respectively, from the CEO of the Company. In April 2022 and December 2022, the Company borrowed $200,722 and $38,961, respectively, from the CEO of the Company (see Note 10). As of June 30, 2024 the Company amended the notes to state that they will be repaid upon completion of the Business Combination.

Note 8 — Related Party Transactions

Other Liability – related party

On December 28, 2021, the Company received $9,973 from an affiliate entity under common ownership. As of December 31, 2023 and 2022, the outstanding payable amount was $9,973.

Note Payable – related party

In January 2023 and February 2023, the Company borrowed $23,975 and $34,975, respectively, from the CEO of the Company. In April 2022 and December 2022, the Company borrowed $200,722 and $38,961, respectively, from the CEO of the Company (see Note 10). As of December 31, 2023 the Company amended the notes to state that they will be repaid upon completion of the Business Combination.